FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)			12 Months Ended
	Nov. 20, 2025	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 15, 2025	Nov. 19, 2025
Option to purchase Ordinary Shares			$ 182,349
Proceeds from issuance of convertible notes		$ 1,508,167	$ 880,000		$ 7,675,000
Derivative Liability, Noncurrent	$ 918,069		405,931				$ 918,069
Derivative issuance			38,069	(22,602)	(345,396)
Change in fair value			$ 512,138
Stock price	$ 4.25		$ 1.68			$ 0.90
Acquisition description	Expected volatility of 120% was selected based on an analysis of FRGT’s own realized volatility over multiple measurement windows as of the issuance date, including a 30-day realized volatility of approximately 142%, a 90-day realized volatility of approximately 102%, and a full-history realized volatility of approximately 155%. The selected rate of 120% is directionally conservative relative to the shorter-term and full-history measures, is consistent with the peer company range of approximately 70% to 180%, and is consistent with the volatility assumption applied in the Company’s independent third-party valuation of the Series C Preferred Shares issued in connection with the JAK Solar acquisition, also measured at December 31, 2025. The risk-free rate of 4.5% represents the yield on the two-year U.S. Treasury note as of November 20, 2025, consistent with the two-year contractual term of the instrument
Contractual life years			1 year 10 months 20 days
Total fair value of series C preferred shares			5,727,021
Number of series C preferred shares issued			5,500,000
JAK Solar Loans 1 Limited [Member]
Goodwill, Not Allocated, Amount			$ 227,021